Other Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Other Information [Line Items]
Revenues	€ 165,789		€ 63,089
Non current assets	4,361,952		10,740,069
Executive [Members]
Other Information [Line Items]
Executive management non-executive members	800,000		800,000
Non-executive [Member]
Other Information [Line Items]
Executive management non-executive members	100,000		100,000
United State [Member]
Other Information [Line Items]
Revenues | $		$ 0.2		$ 0.1
Non current assets	100,000		100,000
Germany [Member]
Other Information [Line Items]
Revenues	200,000
Non current assets	€ 4,300,000		€ 10,600,000